Research and development	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Research and development	Research and development
For the years ended December 31, 2021, 2020, 2019, the Company recorded the following related to research and development expenses and capitalized internally developed software costs:

	Year ended December 31,
	2021	2020	2019
Research and development expenses incurred	$13,377	$5,318	$9,849
Capitalized internally developed software costs	23,846	13,082	4,261
Research and development spend, inclusive of capitalized internally developed software cost	$37,223	$18,400	$14,110
Our research and development costs reflect certain payroll-related costs of employees directly associated with such activities and certain software subscription costs, which are included in personnel costs and other operating expenses, respectively, in the consolidated statements of operations. Capitalized internally developed software and acquired software costs are included in fixed assets, net in the consolidated balance sheets.